OTHER INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [abstract]
Investment in other entities

Amounts in R million	Shares held [1]	% held [1]	2023	2022

Listed investments (Fair value hierarchy Level 1):
West Wits Mining Limited ("WWM")	47,812,500	2.1%	7.2	10.7
Total listed investments			7.2	10.7

Unlisted investments (Fair value hierarchy Level 3):
Rand Refinery Proprietary Limited ("Rand Refinery")	44,438	11.3%	156.3	136.1
Rand Mutual Assurance Company Limited B Share Business Fund ("RMA") [2]	12,659	1.3%	4.9	4.4
Guardrisk Insurance Company Limited (Cell Captive A170) [3]	20	100%	0.1	0.1
Chamber of Mines Building Company Proprietary Limited	42,292	4.5%	0.1	0.1

Total unlisted investments			161.4	140.7

Balance at the end of the year			168.6	151.4

Fair value adjustment on equity instruments at fair value through OCI			17.2	(15.7)
WWM			(3.5)	(32.8)
Rand Refinery			20.2	16.8
RMA			0.5	0.3
Dividends received on equity instruments at fair value through OCI			(78.3)	(71.5)
Rand Refinery			(77.4)	(70.1)
RMA			(0.9)	(1.4)
[1]The number and percentage of shares held remained unchanged from the prior year with the exception of WWM that issued new shares thereby diluting DRDGOLD's effective shareholding from 2.4% to 2.1%
[2]The "B Share Business Fund" shares relate to all the businesses of the RMA Group that do not relate to the Compensation for Occupational Injuries and Diseases Act
[3]The shares held entitle the holder to 100% of the residual net equity of Cell Captive A 170

Disclosure of fair value measurement of assets

Amounts in R million	2023	2022

Balance at the beginning of the year	136.1	119.3
Fair value adjustment on equity investments at fair value through other comprehensive income	20.2	16.8

Balance at the end of the year	156.3	136.1

Key observable/unobservable inputs into the model	Other key observable/unobservable inputs into the model include:

Amounts in R million	Observable/unobservable input	Unit	2023	2022

Rand Refinery operations

Forecast average gold price	Observable input	R/kg	1,060,562	880,207
Forecast average silver price	Observable input	R/kg	13,460	11,209
Average South African CPI	Observable input	%	4.5	4.4
South African long-term government bond rate	Observable input	%	10.51	10.26
Terminal growth rate	Unobservable input	%	4.5	4.4
Weighted average cost of capital	Unobservable input	%	17.0	15.9

Investment in Prestige Bullion

Discount period	Unobservable input	years	10	11
Cost of equity	Unobservable input	%	17.0	14.2

Sensitivity analysis	The below table indicates the extent of sensitivity of the Rand Refinery equity value to the inputs:

		Input		Change in OCI, net of tax
Amounts in R million		% Increase	% Decrease	% Increase	% Decrease

Rand Refinery operations

Rand US Dollar exchange rate	Observable inputs	1	(1)	2.4	(2.4)
Commodity prices (gold and silver)	Observable inputs	1	(1)	1.6	(1.6)
Operating costs	Unobservable inputs	1	(1)	(3.4)	3.4
Weighted average cost of capital	Unobservable inputs	1	(1)	(2.2)	2.2
Minority discount	Unobservable inputs	1	(1)	(1.2)	1.2
Marketability discount	Unobservable inputs	1	(1)	(1.2)	1.2

Investment in Prestige Bullion

Cost of equity	Unobservable inputs	1	(1)	(0.6)	0.6
Prestige Bullion dividend forecast	Unobservable inputs	1	(1)	0.2	(0.2)